Shareholder Fees {- Franklin Emerging Market Debt Opportunities Fund}	Dec. 01, 2020
Franklin Emerging Market Debt Opportunities Fund-17 | Franklin Emerging Market Debt Opportunities Fund | Advisor Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)